FINANCIAL INSTRUMENTS - Commodity price risk management (Details) - Commodity price risk - Swap contract		12 Months Ended
	Mar. 06, 2019 $ / GJ GJ / d	Dec. 31, 2018 $ / bbl $ / MMBTU $ / GJ bbl / d GJ / d MMBTU / d
WCS Differential Swaps, Jan 2019 to Mar 2019
Disclosure of detailed information about hedging instruments [line items]
Oil volume per day | bbl / d		28,000
Average price of hedging instrument | $ / bbl		17.65
WCS Differential Swaps, Jan 2019 to Sep 2019
Disclosure of detailed information about hedging instruments [line items]
Oil volume per day | bbl / d		8,000
Average price of hedging instrument | $ / bbl		23.57
AECO Basis Swap, Jan 2019 to Mar 2019
Disclosure of detailed information about hedging instruments [line items]
Natural gas energy per day | MMBTU / d		10,000
Average price of hedging instrument | $ / MMBTU		1.39
AECO Fixed Price Swap, Jan 2019 to Mar 2019
Disclosure of detailed information about hedging instruments [line items]
Natural gas energy per day | GJ / d		30,000
Average price of hedging instrument | $ / GJ		2.30
AECO Fixed Price Swap, Apr 2019 to Oct 2019
Disclosure of detailed information about hedging instruments [line items]
Natural gas energy per day | GJ / d		10,000
Average price of hedging instrument | $ / GJ		1.30
Hedging Instruments Transactions | AECO Fixed Price Swap, Apr 2019 to Oct 2019
Disclosure of detailed information about hedging instruments [line items]
Natural gas energy per day | GJ / d	105,000
Average price of hedging instrument | $ / GJ	1.32